Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($)		6 Months Ended
		Sep. 30, 2025	Mar. 31, 2025
Schedule of Short-Term Borrowings [Line Items]
Total short-term borrowings		$ 58,582,850	$ 57,903,207
Syndicated Loans [Member]
Schedule of Short-Term Borrowings [Line Items]
Maturity	[1]	March 2026
Interest Rate	[1]	TIBOR^(3M)+0.70% - TIBOR (1M)+1.20%
Total short-term borrowings	[1]	$ 50,956,684	52,241,749
Resona Bank [Member]
Schedule of Short-Term Borrowings [Line Items]
Maturity	[2]	March 2026
Interest Rate	[2]	3.40%-3.55%
Total short-term borrowings	[2]	$ 1,298,259	1,331,000
Best Life Technology [Member]
Schedule of Short-Term Borrowings [Line Items]
Maturity	[3]	August 2026
Interest Rate	[3]	5.6%
Total short-term borrowings	[3]	$ 2,750,082	2,750,743
Loans from HSBC [Member]
Schedule of Short-Term Borrowings [Line Items]
Maturity	[4]	October 2025 – December 2025
Interest Rate	[4]	HIBOR#+2%
Total short-term borrowings	[4]	$ 3,577,825	$ 1,579,715

[1]	On September 27, 2022, the Company entered into a one-year syndicated loan agreement, which was effective from September 30, 2022, with a consortium of banks, with an aggregate credit line of ¥8.15 billion (approximately $61.3 million), and the interest rate was adjusted to TIBOR (3M)+0.70%. As of March 31, 2023, the Company borrowed an aggregated of ¥8.15 billion (approximately $61.3 million) under the agreement, and the net outstanding balance of this loan was approximately ¥8.1 billion (approximately $60.6 million), net off the unamortized loan service cost of ¥85.6 million ($643,438). On September 22, 2023, the Company extended the loan on a three-month basis for an additional six months with a maturity date on March 29, 2024, and the interest rate was adjusted to TIBOR (1M)+1.20%. In March 2024, the Company repaid ¥300.0 million, and subsequently, the Company made multiple loan extensions with the banks and extended the loans with a new maturity date of March 31, 2026. The interest rate remained at TIBOR (1M)+1.20%. As of September 30, 2025, the total outstanding balance of this loan was approximately ¥7.54 billion (approximately $51.0 million). The syndicated loan is guaranteed by Mr. Kanayama, the representative director, director, and controlling shareholder of the Company.
[2]	The loan is guaranteed by Mr. Kanayama. The Company made multiple loan extensions with the bank and extended the loan with a new maturity date of March 31, 2026.
[3]	The Company made a loan extension with the borrower and extended the loan with a new maturity date of August 4, 2026.
[4]	On September 22, 2024 and April 14, 2025, the Company entered into two bank facilities, with an aggregate credit line of HK$3.1 million (approximately $4.0 million), and the interest rate was HIBOR+2%. Each maximum financing period for each drawing shall not exceed 90 days. As of September 30, 2025, the Company borrowed an aggregated of HK$27.8 million (approximately $3.6 million) under the facilities. As of the date of this report, the Company has repaid approximately $2.0 million and borrowed additional $2.3 million under the facilities. The bank facilities are guaranteed by Mr. Kanayama and the legal representative of TLS.